Shareholders Deficit (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of incentives stock plan
As of December 31, 2018
	Share Grants Approved	Options Outstanding	Restricted Stock Awards Outstanding	Restricted Stock Units Outstanding	Shares Available for Award
2018 Incentive Stock Plan	50,000,000	13,500,000	—	—	36,500,000
Total	50,000,000	13,500,000	—	—	36,500,000

Schedule of fair value of option awards
	For the year ended December 31,
	2018	2017
Expected life (years)	5.2 - 10	5
Dividend yield	0%	0%
Expected volatility	80% - 275%	80%
Risk free interest rates	3.1% - 3.33%	1.97%
Weighted average fair value of options at grant date	$0.0597	$0.0298

Schedule of stock options
	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2016	—	$—
Granted	14,000,000	$0.1357
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2017	14,000,000	$0.1357
Granted	13,750,000	$0.0711
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2018	27,750,000	$0.1037
Exercisable at December 31, 2018	9,712,500	$0.0616